ACCOUNTS PAYABLE AND OTHER - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Revaluation of pension obligations	$ (5)	$ 1	$ 5	$ (34)